Leases - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for operating leases included in cash flows from operating activities	$ 27,306	$ 29,300
Operating lease right-of-use assets obtained in exchange for lease obligations	$ 44,219	$ 30,911